Financial Information for Guarantors and Non-Guarantors - Guarantor Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 86	$ 51	$ 49	$ 54	$ 55	$ 65
Accounts receivable	182	163		211
Inventories, net	302	304		276
Other current assets	94	65		103
Current assets of discontinued operations				416
Total current assets	664	583		1,060
Investments and other assets	247	258		281
Intercompany investments
Intercompany receivables (payables)
Property, plant and equipment, net	124	119		118
Total assets	1,035	960		1,459
Current liabilities:
Accounts payable	166	143		126
Notes payable	22	23		20
Accrued payroll and employee benefits	21	17		10
Other accrued expenses	92	68		80
Current liabilities of discontinued operations				183
Total current liabilities	301	251		419
Deferred employee benefits and noncurrent liabilities	14	12		15
Long-term debt	916	546		678
Total liabilities	1,231	809		1,112
Total shareholder's equity (deficit)	(196)	151		347	448	437
Total liabilities and equity (deficit)	1,035	960		1,459
Parent [Member]
Current assets:
Cash and cash equivalents
Accounts receivable
Inventories, net
Other current assets
Total current assets
Investments and other assets
Intercompany investments	(197)	150		334
Intercompany receivables (payables)
Property, plant and equipment, net
Total assets	(197)	150		334
Current liabilities:
Accounts payable
Notes payable
Accrued payroll and employee benefits
Other accrued expenses
Total current liabilities
Deferred employee benefits and noncurrent liabilities
Long-term debt
Total liabilities
Total shareholder's equity (deficit)	(197)	150		334
Total liabilities and equity (deficit)	(197)	150		334
Issuer [Member]
Current assets:
Cash and cash equivalents	53	23	6	9	9	9
Accounts receivable		2
Inventories, net
Other current assets	30	15		64
Total current assets	83	40		73
Investments and other assets	148	197		207
Intercompany investments	1,154	724		1,418
Intercompany receivables (payables)	(625)	(227)		(629)
Property, plant and equipment, net	2	2		3
Total assets	762	736		1,072
Current liabilities:
Accounts payable	7	11		12
Notes payable
Accrued payroll and employee benefits	4	7		3
Other accrued expenses	23	15		20
Total current liabilities	34	33		35
Deferred employee benefits and noncurrent liabilities	8	6		12
Long-term debt	916	546		678
Total liabilities	958	585		725
Total shareholder's equity (deficit)	(196)	151		347
Total liabilities and equity (deficit)	762	736		1,072
Guarantor [Member]
Current assets:
Cash and cash equivalents					3
Accounts receivable	50	39		91
Inventories, net	166	172		164
Other current assets	7	9		9
Current assets of discontinued operations				272
Total current assets	223	220		536
Investments and other assets	74	41		54
Intercompany investments	704	652		675
Intercompany receivables (payables)	221	(134)		271
Property, plant and equipment, net	53	48		57
Total assets	1,275	827		1,593
Current liabilities:
Accounts payable	90	79		74
Notes payable
Accrued payroll and employee benefits	6	3		2
Other accrued expenses	24	21		30
Current liabilities of discontinued operations				69
Total current liabilities	120	103		175
Deferred employee benefits and noncurrent liabilities	1
Long-term debt
Total liabilities	121	103		175
Total shareholder's equity (deficit)	1,154	724		1,418
Total liabilities and equity (deficit)	1,275	827		1,593
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	33	28	43	45	43	56
Accounts receivable	132	122		120
Inventories, net	136	132		112
Other current assets	57	41		30
Current assets of discontinued operations				144
Total current assets	358	323		451
Investments and other assets	25	20		20
Intercompany investments
Intercompany receivables (payables)	404	361		358
Property, plant and equipment, net	69	69		58
Total assets	856	773		887
Current liabilities:
Accounts payable	69	53		40
Notes payable	22	23		20
Accrued payroll and employee benefits	11	7		5
Other accrued expenses	45	32		30
Current liabilities of discontinued operations				114
Total current liabilities	147	115		209
Deferred employee benefits and noncurrent liabilities	5	6		3
Long-term debt
Total liabilities	152	121		212
Total shareholder's equity (deficit)	704	652		675
Total liabilities and equity (deficit)	856	773		887
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable
Inventories, net
Other current assets
Total current assets
Investments and other assets
Intercompany investments	(1,661)	(1,526)		(2,427)
Intercompany receivables (payables)
Property, plant and equipment, net
Total assets	(1,661)	(1,526)		(2,427)
Current liabilities:
Accounts payable
Notes payable
Accrued payroll and employee benefits
Other accrued expenses
Total current liabilities
Deferred employee benefits and noncurrent liabilities
Long-term debt
Total liabilities
Total shareholder's equity (deficit)	(1,661)	(1,526)		(2,427)
Total liabilities and equity (deficit)	$ (1,661)	$ (1,526)		$ (2,427)